Income Taxes (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details2
Amortizable assets	$ 704	$ 468
Inventory	270	371
Accruals and reserves	180	92
Stock options	82
Net operating loss carry-forward	4,610	6,474
Credit carry-forward	214	106
Total Deferred Tax Asset	6,060	7,511
Deferred tax liabilities:
Indefinite lived intangibles	(723)	(742)
Depreciable assets	(291)	(133)
Gross deferred tax assets	(1,014)	(875)
Net deferred tax asset	5,046	6,636
Less valuation allowance	(5,769)	(7,378)
Net deferred tax liabilities	$ (723)	$ (742)